SUNAMERICA INCOME FUNDS

                Supplement to the Prospectus dated July 29, 2003

     Effective February 20, 2004, under the heading "CALCULATION OF SALES CHARGES" on page 14 of the Prospectus, the table with respect to Class A shares is replaced with the following:

---------------------------------  -------------  ---------------  -------------
YOUR                               % OF OFFERING  % OF NET AMOUNT  % OF OFFERING
INVESTMENT                         PRICE          INVESTED         PRICE
---------------------------------  -------------  ---------------  -------------
Less than $100,000                   4.75%          4.99%            4.00%
---------------------------------  -------------  ---------------  -------------
$100,000 but less than $250,000      3.75%          3.90%            3.00%
---------------------------------  -------------  ---------------  -------------
$250,000 but less than $500,000      3.00%          3.09%            2.50%
---------------------------------  -------------  ---------------  -------------
$500,000 but less than $1,000,000    2.00%          2.04%            1.75%
---------------------------------  -------------  ---------------  -------------
$1,000,000 or more                    None           None            1.00%
---------------------------------  -------------  ---------------  -------------



Dated: February 19, 2004


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